                           COLUMBIA FUNDS SERIES TRUST
                      COLUMBIA CONVERTIBLE SECURITIES FUND
                                  (THE "FUND")

                         SUPPLEMENT DATED MARCH 17, 2006
                   TO THE PROSPECTUSES DATED NOVEMBER 1, 2005

1. The prospectuses for all share classes of the Fund are hereby supplemented to reflect the following:

     - Yan Jin is an additional team member of the Income Strategies Team (the "Team") that is responsible for making the day-to-day investment decisions for the Fund.

     Accordingly, the prospectuses for all share classes of the Fund are hereby supplemented by adding Mr. Jin's name to the list of Team members and by adding the following professional biography in the discussion of the Fund's investment adviser:

PORTFOLIO MANAGER     LENGTH OF SERVICE WITH FUND     BUSINESS EXPERIENCE DURING PAST FIVE YEARS
-----------------   -------------------------------   ------------------------------------------
Yan Jin             Columbia Convertible Securities   Columbia Management - Associated since
                    Fund since March 2006             2002
                                                      Lincoln Investment Management, Inc. -
                                                      Assistant Vice President and Risk Analyst
                                                      from 1998-2002

2. The prospectuses for all share classes of the Fund are also hereby supplemented by replacing the professional biography of Team member Yanfang
     (Emma) Yan with the following:

PORTFOLIO MANAGER     LENGTH OF SERVICE WITH FUND     BUSINESS EXPERIENCE DURING PAST FIVE YEARS
-----------------   -------------------------------   ------------------------------------------
Yanfang (Emma)      Columbia Convertible Securities   Columbia Management - Associated since
Yan                 Fund since 2001                   2001 (Income Strategies Lead Portfolio
                                                      Manager since March 2006)
                                                      Putnam Investments - Vice President from
                                                      1999-2001

INT-47/107675-0306                                                March 17, 2006

                           COLUMBIA FUNDS SERIES TRUST
                      COLUMBIA CONVERTIBLE SECURITIES FUND
                                  (THE "FUND")

                         SUPPLEMENT DATED MARCH 17, 2006
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2005

Effective immediately, the Statement of Additional Information for all share classes of the Fund is hereby supplemented as follows:

     1. The table following the heading "Other Accounts Managed by the Portfolio Managers" in the section "PORTFOLIO MANAGERS" is hereby supplemented to reflect the following:

            OTHER SEC-REGISTERED OPEN-END   OTHER POOLED INVESTMENT
                 AND CLOSED-END FUNDS              VEHICLES              OTHER ACCOUNTS
            -----------------------------   -----------------------   --------------------
PORTFOLIO      NUMBER OF                       NUMBER OF              NUMBER OF
MANAGER         ACCOUNTS      ASSETS            ACCOUNTS   ASSETS      ACCOUNTS    ASSETS
---------      ---------   -----------         ---------   ------     ---------   --------
Yan Jin            2       $25 million            N/A        N/A          2       $150,000

     2. The table following the heading "Accounts and Assets for which Advisory Fee is Based on Performance" in the section "PORTFOLIO MANAGERS" is hereby supplemented to reflect the following:

            OTHER SEC-REGISTERED OPEN-END   OTHER POOLED INVESTMENT
                 AND CLOSED-END FUNDS              VEHICLES              OTHER ACCOUNTS
            -----------------------------   -----------------------   --------------------
PORTFOLIO         NUMBER OF                    NUMBER OF              NUMBER OF
MANAGER            ACCOUNTS   ASSETS            ACCOUNTS   ASSETS      ACCOUNTS    ASSETS
---------         ---------   ------           ---------   ------     ---------   --------
Yan Jin              N/A        N/A               N/A        N/A         N/A         N/A

     3. The table following the heading "Ownership of Securities" in the section "PORTFOLIO MANAGERS" is hereby supplemented to reflect the following:

                    DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER     IN THE FUND BENEFICIALLY OWNED
-----------------   ---------------------------------
Yan Jin                             $0

     4. The table following the heading "Compensation" in the section "PORTFOLIO MANAGERS" is hereby supplemented to reflect the following:

PORTFOLIO MANAGER       PERFORMANCE BENCHMARK              PEER GROUP
-----------------   -----------------------------   ------------------------
Yan Jin             Merrill Lynch All Convertible   Morningstar Convertibles
                    All Qualities Index             Category

INT-50/107846-0306                                                March 17, 2006